TRADE AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
TRADE AND OTHER RECEIVABLES

5 TRADE AND OTHER RECEIVABLES

	2024	2025
	S$	S$
Non-Current
Other receivables	500,000	487,282

Current
Trade receivables	18,782	103,859
Other receivables:
Prepayments	39,847	338,796
Prepaid consumables	838,825	1,067,502
Goods and services tax receivable	2,892	5,246
Sundry deposits	30,456	29,134
Other receivables	63,123	21,808
Interest receivables	36,411	1,141
Total	1,030,336	1,567,486

As of December 31, 2025, the non-current other receivables include: (i) loan to a third party of S$472,249 (December 31, 2024: S$500,000) with a maturity tenure of 3 years and collectible by the end of 3-year (December 31, 2024: 3-year) tenure which bears interest rate of 5% (December 31, 2024: 5%) per annum to carry out an investigator initiated trial in People’s Republic of China. The remaining commitments and details of the said investigator-initiated trial have been disclosed in Note 26 to the consolidated financial statements; and (ii) an amount due from an immediate family of a key management personnel which is unsecured, interest-free and repayable over a period of 2 years via 24 monthly instalments.

CYTOMED THERAPEUTICS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Years ended December 31, 2023, 2024 and 2025